Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$41,951	$43,917
5.00%, with due dates from 5/20/49 to 3/20/50	146,216	151,283
3.50%, with due dates from 9/20/49 to 3/20/50	814,164	794,153

		989,353
U.S. Government Agency Mortgage Obligations (82.2%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	60,947	62,339
4.50%, 5/1/49	13,748	13,924
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	1,000,000	1,023,253
5.50%, TBA, 8/1/52	19,000,000	19,524,923
5.00%, TBA, 8/1/52	40,000,000	40,685,928
5.00%, TBA, 7/1/52	12,000,000	12,241,872
4.50%, TBA, 8/1/52	27,000,000	27,041,137
4.50%, TBA, 7/1/52	13,000,000	13,047,736
4.00%, TBA, 8/1/52	11,000,000	10,823,393
4.00%, TBA, 7/1/52	15,000,000	14,786,712
3.50%, TBA, 8/1/52	7,000,000	6,719,997
3.00%, TBA, 8/1/52	6,000,000	5,577,184

		151,548,398

Total U.S. government and agency mortgage obligations (cost $151,317,049)		$152,537,751

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 11/15/29(i)	$273,000	$251,122
1.125%, 2/28/27(i)	198,000	182,138
0.875%, 11/15/30(i)	160,000	135,270
0.625%, 11/30/27(i)	449,000	394,469

Total U.S. treasury obligations (cost $962,999)		$962,999

MORTGAGE-BACKED SECURITIES (48.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (26.0%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4813, IO, 5.50%, 8/15/48	$1,214,893	$257,222
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 5.326%, 4/15/40	466,035	15,873
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	7,146,591	1,449,686
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	495,351	95,206
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.876%, 12/15/47	747,729	107,150
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.776%, 8/15/56	2,516,741	377,712
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.776%, 4/15/47	517,564	84,520
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 9/25/50	4,402,264	670,641
REMICs Ser. 5179, Class BI, IO, 4.50%, 1/25/52	5,332,657	903,143
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	4,477,760	1,046,766
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,961,490	516,183
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,673,813	583,669
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,205,478	466,457
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	2,884,902	659,467
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,998,031	842,269
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,857,359	617,518
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	351,011	67,168
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	195,382	29,137
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 7/25/50	3,991,355	573,687
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 1/25/50	2,907,743	374,111
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	4,290,644	767,300
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	646,320	117,421
REMICs Ser. 4425, IO, 4.00%, 1/15/45	750,427	116,932
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	796,163	162,276
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	531,500	76,472
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	899,448	125,428
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	528,116	65,243
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	290,676	22,083
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	229,506	10,202
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	5,725,761	894,650
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	7,469,189	1,038,612
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,318,146	107,744
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	529,415	36,583
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	104,285	1,584
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.398%, 7/25/43(WAC)	834,425	11,515
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,170,505	219,133
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	931,001	183,203
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	41,468	7,024
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,474,463	256,365
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	123,343	20,151
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,830,403	375,758
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 4.776%, 4/25/40	331,567	46,174
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 3/25/48	1,723,196	220,741
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/48	2,967,273	404,335
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 5/25/47	3,614,272	435,954
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 10/25/41	78,094	1,798
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	5,265,477	1,054,685
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,078,762	468,761
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	4,406,614	804,821
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	156,396	33,325
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 12/25/46	1,555,080	167,879
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 5/25/39	4,705,801	556,856
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/50	2,535,755	343,417
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 8/25/49	1,586,235	174,735
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.376%, 11/25/49	3,198,350	465,360
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 4.326%, 2/25/43	1,035,097	149,600
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 4.276%, 10/25/41	757,651	88,473
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	7,109,484	1,348,029
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	256,944	17,366
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,398,353	240,056
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	431,102	62,208
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	330,683	41,798
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	249,507	29,093
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	5,754,586	916,706
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	249,153	10,159
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	72,930	500
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	7,355,253	973,468
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	6,845,010	1,002,943
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	406,947	82,041
Ser. 16-42, IO, 5.00%, 2/20/46	1,013,608	186,254
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,574,606	230,884
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,765,386	346,722
Ser. 14-76, IO, 5.00%, 5/20/44	407,496	78,524
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	297,084	63,517
Ser. 12-146, IO, 5.00%, 12/20/42	268,267	54,616
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	387,454	79,724
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	280,761	53,932
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,243,968	263,572
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	643,422	129,109
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,287,096	242,910
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	220,546	41,918
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 6/20/51	3,946,525	548,804
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 5/20/51	3,662,121	530,746
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 4/20/51	2,580,613	329,192
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 9/20/50	3,430,407	560,995
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.691%, 11/20/47	3,488,157	640,013
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 4.585%, 4/20/44	1,969,091	260,499
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 7/20/50	2,295,549	368,040
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 1/20/49	1,891,408	209,525
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 9/20/43	206,082	23,386
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 5/20/50	2,425,023	289,969
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 4/20/50	3,099,614	442,669
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 8/20/49	2,469,126	287,332
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 7/20/49	2,227,258	242,660
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 7/20/49	2,961,492	307,998
Ser. 20-61, IO, 4.50%, 5/20/50	5,566,813	1,040,447
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,176,773	200,054
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	431,069	85,356
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	576,321	98,900
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	540,407	93,637
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	80,415	5,708
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	479,461	88,259
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	497,251	84,684
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	876,563	159,596
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	455,699	79,800
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	523,271	86,788
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	315,113	59,525
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	337,595	63,154
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 2/20/50	231,421	21,254
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 1/20/50	1,823,653	213,284
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 12/20/49	1,574,284	186,675
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 9/20/49	2,425,287	244,010
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 8/20/49	105,673	10,975
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 6/20/49	119,443	11,501
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.405%, 8/20/43	2,625,392	281,915
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 4.005%, 8/20/44	915,117	95,508
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	4,274,405	741,905
Ser. 16-29, IO, 4.00%, 2/16/46	440,664	73,918
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,251,772	211,775
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	957,181	188,565
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	807,377	127,449
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	747,452	90,337
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	2,046,435	301,277
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	698,522	29,347
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	269,390	44,394
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	674,761	44,955
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	234,981	36,145
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	220,074	37,778
Ser. 21-156, IO, 3.50%, 7/20/51	4,600,572	817,333
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,758,371	451,929
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	6,165,146	1,017,989
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	49,964	2,074
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	457,424	55,228
Ser. 13-76, IO, 3.50%, 5/20/43	615,692	84,294
Ser. 13-28, IO, 3.50%, 2/20/43	161,931	17,372
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	247,387	27,415
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	397,080	45,355
Ser. 13-14, IO, 3.50%, 12/20/42	1,006,672	115,455
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	170,489	20,539
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	769,049	123,891
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,022,800	161,096
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,011,836	156,732
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	495,411	81,902
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	700,230	52,727
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	3,478,102	487,768
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	4,113,775	578,191
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	7,090,153	1,001,327
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	3,321,601	494,918
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	3,167,149	495,832
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66(WAC)	2,782,160	137,995
Ser. 17-H16, Class JI, IO, 2.58%, 8/20/67(WAC)	5,998,896	338,413
Ser. 18-H15, Class KI, IO, 2.525%, 8/20/68(WAC)	2,442,973	121,616
Ser. 16-H17, Class KI, IO, 2.471%, 7/20/66(WAC)	1,771,878	82,212
Ser. 17-H16, Class FI, IO, 2.467%, 8/20/67(WAC)	2,167,876	90,478
Ser. 17-H02, Class BI, IO, 2.377%, 1/20/67(WAC)	1,895,219	93,703
Ser. 15-H15, Class BI, IO, 2.374%, 6/20/65(WAC)	1,774,740	79,153
Ser. 15-H10, Class BI, IO, 2.291%, 4/20/65(WAC)	1,863,733	87,968
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67(WAC)	2,833,600	172,290
Ser. 16-H09, Class BI, IO, 2.238%, 4/20/66(WAC)	3,361,063	187,883
Ser. 18-H03, Class XI, IO, 2.164%, 2/20/68(WAC)	3,058,866	168,544
Ser. 18-H02, Class EI, IO, 2.124%, 1/20/68(WAC)	3,960,814	277,257
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67(WAC)	1,285,321	79,047
Ser. 16-H03, Class DI, IO, 2.035%, 12/20/65(WAC)	2,905,081	148,378
Ser. 17-H08, Class NI, IO, 1.955%, 3/20/67(WAC)	3,640,354	167,456
Ser. 15-H25, Class EI, IO, 1.868%, 10/20/65(WAC)	2,053,732	102,481
Ser. 17-H16, Class IG, IO, 1.854%, 7/20/67(WAC)	5,593,102	182,340
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65(WAC)	2,695,455	131,808
Ser. 16-H23, Class NI, IO, 1.809%, 10/20/66(WAC)	7,098,321	286,772
Ser. 16-H22, Class AI, IO, 1.804%, 10/20/66(WAC)	2,591,888	111,814
FRB Ser. 15-H08, Class CI, IO, 1.80%, 3/20/65(WAC)	1,532,877	72,199
Ser. 18-H05, Class AI, IO, 1.796%, 2/20/68(WAC)	1,465,037	101,637
Ser. 18-H05, Class BI, IO, 1.794%, 2/20/68(WAC)	2,759,142	191,415
Ser. 17-H09, IO, 1.772%, 4/20/67(WAC)	3,563,707	155,588
Ser. 16-H06, Class DI, IO, 1.768%, 7/20/65(WAC)	4,062,489	106,193
Ser. 15-H23, Class BI, IO, 1.763%, 9/20/65(WAC)	2,734,242	121,400
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66(WAC)	1,883,198	90,205
Ser. 16-H14, IO, 1.685%, 6/20/66(WAC)	2,530,125	99,039
Ser. 13-H08, Class CI, IO, 1.591%, 2/20/63(WAC)	1,914,596	60,884
Ser. 17-H11, Class DI, IO, 1.543%, 5/20/67(WAC)	2,573,465	153,501
Ser. 14-H21, Class BI, IO, 1.542%, 10/20/64(WAC)	3,994,664	148,602
Ser. 15-H20, Class CI, IO, 1.529%, 8/20/65(WAC)	3,104,960	186,919
Ser. 15-H24, Class AI, IO, 1.471%, 9/20/65(WAC)	2,439,019	87,258
Ser. 16-H03, Class AI, IO, 1.462%, 1/20/66(WAC)	2,354,836	75,333
Ser. 16-H10, Class AI, IO, 1.411%, 4/20/66(WAC)	6,484,933	165,223
Ser. 17-H12, Class QI, IO, 1.294%, 5/20/67(WAC)	2,338,099	114,455
Ser. 16-H18, Class QI, IO, 1.293%, 6/20/66(WAC)	1,930,550	105,566
Ser. 16-H02, Class HI, IO, 1.271%, 1/20/66(WAC)	3,341,299	85,203
Ser. 16-H06, Class CI, IO, 1.187%, 2/20/66(WAC)	3,455,629	65,595

		47,970,120
Commercial mortgage-backed securities (8.9%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	264,123
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	12,950	12,820
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	309,141
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	105,873	102,697
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	320,000	231,046
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	590,000	441,309
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	514,000	388,892
Ser. 19-CD8, Class D, 3.00%, 8/15/57	264,000	185,011
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	1,020,183
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	409,000	349,695
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.082%, 4/10/47(WAC)	203,000	196,760
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.007%, 5/10/47(WAC)	647,000	455,061
FRB Ser. 14-UBS3, Class D, 4.926%, 6/10/47(WAC)	144,000	130,389
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	118,031
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.902%, 4/15/50(WAC)	527,000	380,901
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.543%, 2/10/46(WAC)	638,000	607,329
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	294,000	269,158
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	1,127,000	781,346
FRB Ser. 13-GC13, Class D, 4.207%, 7/10/46(WAC)	531,000	233,508
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47(WAC)	963,000	598,404
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	515,000	291,499
FRB Ser. 14-C18, Class E, 4.447%, 2/15/47(WAC)	407,000	182,908
FRB Ser. 14-C23, Class D, 4.133%, 9/15/47(WAC)	244,000	221,462
FRB Ser. 14-C25, Class D, 4.086%, 11/15/47(WAC)	200,000	152,459
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	168,150
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	439,300
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.531%, 9/15/50(WAC)	268,000	229,734
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	581,000	449,190
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	216,163
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.708%, 2/15/46(WAC)	410,000	60,436
FRB Ser. 11-C4, Class C, 5.604%, 7/15/46(WAC)	4,953	4,936
FRB Ser. 12-C6, Class E, 5.114%, 5/15/45(WAC)	263,000	194,804
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	532,471
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	61
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 15-C22, Class C, 4.348%, 4/15/48(WAC)	237,000	218,336
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46(WAC)	900,000	63,284
FRB Ser. 13-C11, Class F, 4.495%, 8/15/46(WAC)	496,000	4,583
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	690,000	624,606
FRB Ser. 13-C9, Class D, 4.243%, 5/15/46(WAC)	350,000	317,324
FRB Ser. 13-C10, Class D, 4.209%, 7/15/46(WAC)	485,000	343,883
FRB Ser. 13-C10, Class E, 4.209%, 7/15/46(WAC)	1,006,000	353,207
FRB Ser. 13-C10, Class F, 4.209%, 7/15/46(WAC)	975,000	219,375
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	301,797
Ser. 14-C19, Class D, 3.25%, 12/15/47	602,000	535,366
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	156,361
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 5.374%, 3/25/50	701,000	629,312
FRB Ser. 19-01, Class M10, 4.874%, 10/15/49	602,000	559,067
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 4.727%, 1/19/37	504,000	498,960
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	62
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-NXS5, Class D, 5.149%, 1/15/59(WAC)	648,000	593,503
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46(WAC)	188,000	110,189
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	129,625
Ser. 16-C33, Class D, 3.123%, 3/15/59	697,000	592,011
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,509,849	25

		16,470,259
Residential mortgage-backed securities (non-agency) (13.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	391,495	221,453
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.82%, 11/27/36(WAC)	562,938	450,350
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 2.124%, 1/25/36	58,665	78,376
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 1.804%, 11/25/47	194,639	170,224
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 1.974%, 3/25/37	781,994	682,583
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	973,110
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 2.324%, 9/25/35	290,328	257,397
FRB Ser. 06-OA7, Class 1A1, 2.283%, 6/25/46(WAC)	267,349	245,908
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.272%, 11/20/35	300,626	269,576
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	252,736	214,994
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	1,655,426	1,441,470
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 1.976%, 9/25/35	235,939	215,850
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 1.436%, 8/25/46	85,536	79,856
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.416%, 6/25/46	251,501	222,342
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 12.124%, 5/25/28	265,585	267,400
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 7/25/28	887,860	938,881
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 10.974%, 4/25/28	570,264	579,548
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 10.824%, 10/25/27	395,138	406,192
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 10.424%, 3/25/28	385,014	377,466
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 9.174%, 12/25/27	682,840	676,170
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (ICE LIBOR USD 1 Month + 2.30%), 3.924%, 9/25/30	577,428	573,419
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 12.874%, 4/25/49	106,000	113,811
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 12.624%, 10/25/48	649,000	690,725
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 12.426%, 10/25/50	176,000	209,018
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 12.374%, 1/25/49	141,000	150,021
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 12.124%, 3/25/49	118,000	125,385
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 8/25/50	609,000	712,530
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 7/25/50	430,000	492,350
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (ICE LIBOR USD 1 Month + 8.15%), 9.774%, 7/25/49	135,000	134,443
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 9.374%, 9/25/48	174,000	171,228
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 7.374%, 7/25/50	174,000	179,299
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 10/25/48	380,000	375,606
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 5.524%, 9/25/48	190,000	185,144
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 5.324%, 12/25/30	260,000	254,189
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	275,094
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 4.724%, 3/25/50	175,921	174,505
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	571,317
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 14.374%, 10/25/28	89,480	98,558
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 13.874%, 9/25/28	1,111,707	1,255,371
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 13.374%, 10/25/28	566,344	632,277
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 13.374%, 8/25/28	366,665	406,667
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 12.374%, 1/25/29	119,571	127,555
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 10.874%, 4/25/29	19,832	20,644
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	800,200	835,410
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 4/25/28	29,600	30,787
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 7.124%, 9/25/29	477,000	499,694
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 6.474%, 10/25/29	1,170,000	1,220,776
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.124%, 12/25/30	283,000	285,860
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 5/25/30	82,000	82,525
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 2/25/30	60,000	60,169
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/25	5,368	5,462
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.224%, 1/25/30	182,000	178,777
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 7/25/30	457,000	450,431
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 10/25/29	341,874	348,195
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month + 2.50%), 4.124%, 5/25/30	228,168	227,649
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (ICE LIBOR USD 1 Month + 2.25%), 3.874%, 7/25/30	35,671	35,930
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 3.724%, 3/25/31	65,306	63,534
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 5.724%, 9/25/31	556,000	548,860
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 5.426%, 1/25/42	180,000	157,725
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 2/25/40	504,000	488,999
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.074%, 7/25/31	9,692	9,632
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 1.984%, 5/25/36	482,472	139,280
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 1.934%, 5/25/37	209,930	159,778
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 2.132%, 5/19/35	251,078	93,844
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 5.076%, 1/25/34 (Bermuda)	150,000	134,188
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 2.024%, 6/25/37	430,484	195,174
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	133,000	127,308
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 0.648%, 2/26/37	216,180	194,343
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 2.419%, 8/25/35	46,318	43,820
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 4.324%, 3/25/28 (Bermuda)	794,000	781,972
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 2.054%, 5/25/46	207,884	177,741
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 2.044%, 8/25/36	255,583	231,303
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 1.744%, 8/25/36	212,387	198,110
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	208,368
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 2.604%, 10/25/45	111,143	105,819

		25,019,765

Total mortgage-backed securities (cost $105,040,473)		$89,460,144

CORPORATE BONDS AND NOTES (21.0%)(a)
		Principal amount	Value
Basic materials (1.6%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$38,000	$34,258
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		92,000	85,371
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		305,000	266,784
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		30,000	26,775
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		75,000	57,088
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		120,000	104,700
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		113,000	102,265
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	58,433
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		60,000	55,667
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	56,038
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		203,000	201,985
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		200,000	166,160
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		25,000	20,695
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	120,000	80,874
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$160,000	126,063
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		115,000	96,888
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	34,300
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		121,000	116,633
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		90,000	76,827
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		115,000	88,572
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	66,494
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		311,000	262,880
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		133,000	110,406
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		205,000	189,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		225,000	160,898
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		90,000	72,369
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		31,000	30,033
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		280,000	243,667

			2,992,748
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		160,000	128,230
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	214,035
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	108,100
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	29,838
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	279,579
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	71,312
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		100,000	81,372
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	153,227
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		20,000	16,725
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		23,000	18,975
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	109,974
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		50,000	43,259
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		273,000	226,110
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	33,038
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		125,000	106,365
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		320,000	271,200
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		352,000	291,762
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		245,000	235,813
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		60,000	51,000
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	80,410
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		403,000	341,897
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	97,685
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	64,402
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		200,000	178,313
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		120,000	97,430
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		188,000	167,000
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	113,735

			3,610,786
Communication services (2.5%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		133,000	129,769
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		847,000	757,082
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		60,000	51,315
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		55,000	45,665
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	183,617
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		45,000	36,675
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	112,200
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		225,000	194,625
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		89,000	75,923
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		130,000	101,335
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		130,000	109,525
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		79,000	48,004
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		65,000	48,127
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		35,000	27,434
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		190,000	170,830
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		130,000	106,925
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		740,000	598,475
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	248,820
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		61,000	52,003
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		66,000	52,883
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		260,000	273,395
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	131,703
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	446,332
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		50,000	46,663
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		125,000	120,365
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		80,000	66,418
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	18,789
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		55,000	46,298
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	143,443
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	126,887

			4,571,525
Consumer cyclicals (3.5%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$70,000	56,810
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		60,000	51,391
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		55,000	44,000
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		5,000	4,088
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		15,000	12,394
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		328,000	300,120
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		15,000	15,217
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		55,000	47,506
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		75,000	59,765
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	49,775
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		100,000	96,373
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		110,000	85,525
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		13,000	10,069
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		105,000	75,839
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		46,000	42,090
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		110,000	101,750
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	25,241
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		85,000	68,310
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	67,546
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		144,000	36,000
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		120,000	63,900
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		244,000	145,206
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31		100,000	101,470
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	190,984
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	162,051
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		120,000	95,913
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		135,000	114,919
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		20,000	17,327
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		60,000	48,074
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	122,364
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		81,721	64,968
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		31,000	29,760
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	50,700
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		130,000	102,700
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	80,531
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	46,598
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		99,000	94,050
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	59,005
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	40,725
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		60,000	47,758
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		27,000	19,732
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	166,185
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		195,000	175,226
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	22,936
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		95,000	81,347
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		30,000	25,650
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		190,000	159,125
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		9,000	7,970
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	77,712
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		58,000	56,695
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		80,000	74,296
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		40,000	36,135
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	45,306
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	96,208
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		25,000	21,875
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		26,000	19,305
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		278,000	267,867
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	137,799
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		40,000	30,409
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		100,000	88,499
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		110,000	68,761
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		60,000	47,590
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		241,000	191,896
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		125,000	108,125
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		99,000	88,605
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		115,000	116,418
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	47,561
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		45,000	33,193
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		460,000	410,576
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,550
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	97,130
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		105,000	96,575
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		115,000	109,493
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		40,000	33,481
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		19,000	18,573
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		104,000	89,050
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		155,000	116,638
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		110,000	88,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		70,000	59,954
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		122,000	96,087
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		35,000	34,064

			6,499,409
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	64,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	67,321
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	86,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	30,024
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		260,000	232,263
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		395,000	319,679
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		18,000	15,177
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		390,000	356,031
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	58,731
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	105,787
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		104,000	97,978
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	79,994
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		85,000	73,950
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		33,000	30,590
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		35,000	27,563
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	20,878
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	54,396
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		50,000	40,353
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	112,926
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		246,000	240,517
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	56,700
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	65,013
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		105,000	100,014
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		59,000	57,113
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 1/15/32		605,000	496,733
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		25,000	23,065
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	46,200
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	49,913

			3,009,609
Energy (4.6%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		65,000	64,928
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	10,575
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		306,000	278,460
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		55,000	58,300
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		238,000	218,993
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		90,000	85,467
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		570,000	508,839
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		90,000	76,527
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		10,000	7,850
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		80,000	68,800
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		117,000	109,980
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		105,000	105,362
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		102,000	98,628
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		31,000	24,209
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		56,000	53,550
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		283,000	267,423
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		511,000	486,804
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		59,000	59,289
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		51,000	46,781
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,681
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	91,545
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		30,000	25,124
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		357,000	340,043
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		195,000	167,006
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		195,000	185,760
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		70,097	69,747
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		295,000	280,250
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	50,875
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		200,000	206,000
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		550,000	557,384
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		23,000	22,900
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		195,000	214,370
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		293,000	272,097
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	415,061
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		816,000	596,806
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,034,000	788,425
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	47,685
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		20,000	17,900
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		80,000	79,966
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		183,000	166,525
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		51,000	47,685
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		134,000	126,411
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		197,000	181,182
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	152,960
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		337,000	310,040
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		230,000	213,348
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		35,055	32,075
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		82,500	72,600
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	33,453

			8,405,669
Financials (2.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	91,633
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	25,967
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		30,000	24,568
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	105,000	97,205
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		$200,000	192,401
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	96,957
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		188,000	141,000
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		40,000	25,200
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	204,367
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	45,721
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		40,000	29,646
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		35,000	32,113
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		70,000	58,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	97,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		25,000	22,146
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		64,000	51,722
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	15,038
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	190,827
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		190,000	178,056
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	146,850
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		122,000	112,674
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		930,000	818,154
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		172,000	132,342
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		25,000	22,625
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	92,575
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		210,000	160,797
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		93,000	74,599
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	564,139
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	55,454
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		161,000	130,468
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		110,000	95,838
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		105,000	92,630
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		235,000	211,500
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	37,566
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia) (In default)(NON)(F)		200,000	—

			4,368,939
Health care (1.4%)
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		51,000	43,350
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		80,000	42,576
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		65,000	50,865
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	45,581
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	231,875
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		60,000	51,300
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	47,644
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		440,000	400,704
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	8,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	38,081
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		130,000	123,747
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	242,938
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	46,789
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	177,903
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	110,000	80,250
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		$105,000	79,275
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		20,000	17,150
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		60,000	48,990
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	146,039
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		40,000	32,750
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	34,150
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		99,000	95,013
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		135,000	121,500
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		127,000	116,840
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		55,000	46,322
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		85,000	78,419
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	186,250

			2,634,501
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		40,000	32,568
Central Parent, Inc./Central Merger Sub, Inc. 144A sr. notes 7.25%, 6/15/29		50,000	48,125
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		20,000	18,421
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		245,000	211,925
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		131,000	109,602
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		130,000	94,900
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		45,000	42,333
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		90,000	75,150
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		65,000	53,480
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		320,000	269,024
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		216,000	180,931

			1,136,459
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		120,000	102,451
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		120,000	110,254
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		170,000	160,578
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		45,000	38,172
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		45,000	39,653

			451,108
Utilities and power (0.6%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	25,367
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		45,000	37,896
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		29,000	27,550
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	154,339
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		25,000	20,211
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	8,323
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		8,000	7,835
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	166,876
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		215,000	170,771
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		49,000	43,733
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		56,000	50,879
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		30,000	26,856
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	45,281
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		168,000	158,648
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	68,183

			1,012,748

Total corporate bonds and notes (cost $44,335,316)			$38,693,501

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
		Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	1,345,000	$1,099,757
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		$1,025,000	910,969
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		1,300,000	1,210,625
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	327,675
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		325,000	247,406
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	341,880
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	166,950
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	270,865
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	376,200
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	208,148
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	717,750
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		360,000	232,655
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,130,000	824,903
Germany (Federal Republic of) unsec. bonds, Ser. 179, zero %, 4/5/24 (Germany)	EUR	310,000	321,830
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		$1,510,000	1,068,325
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)		1,000,000	567,500
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	337,785
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,020,000	1,031,475
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	359,099
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	202,252
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	649,181
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	560,002
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	242,662
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		2,240,000	1,727,600
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,670,000	923,121
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		1,009,000	887,893
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	904,493

Total foreign government and agency bonds and notes (cost $19,399,264)			$16,719,001

CONVERTIBLE BONDS AND NOTES (3.8%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	$83,000	$76,443
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	42,000	47,439

		123,882
Communication services (0.3%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	69,000	57,822
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	173,000	116,862
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	44,479
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	79,000	88,401
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	174,840

		482,404
Consumer cyclicals (0.6%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	51,440
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	97,000	71,110
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	43,000	34,013
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	82,000	98,302
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	51,000	50,267
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	82,000	50,266
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	98,000	88,445
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	137,000	124,944
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	95,000	63,577
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	37,000	41,488
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	37,000	35,568
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	73,000	50,188
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	129,000	116,665
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	92,000	73,738
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	123,000	107,010
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	36,000	36,855

		1,093,876
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	142,000	118,002
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	65,000	52,195
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	67,000	51,088
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	96,000	70,896
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	180,000	131,850
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	49,000	41,479
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	73,000	49,312
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	93,000	74,188
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	72,000	54,900
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	87,000	57,464
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	40,000	37,680

		739,054
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	92,000	91,310
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	59,000	127,558
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	57,000	68,514
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	62,000	44,640
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	96,000	91,500

		423,522
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	58,000	57,495
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	79,000	51,587

		109,082
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	65,000	64,597
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	48,000	44,784
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	86,000	78,690
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	132,000	90,684
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	46,000	28,405
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	150,000	132,327
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	58,000	66,120
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	50,000	54,000
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	114,000	112,789
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	89,000	55,206
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	55,335
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	43,000	54,718
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	95,000	98,135
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	53,000	49,078
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	51,275

		1,036,143
Technology (1.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	57,000	39,501
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	170,000	168,895
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	74,000	80,993
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	83,000	64,367
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	91,000	70,525
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	89,000	68,352
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	46,000	36,432
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	71,537
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	69,000	54,407
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	139,000	104,250
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	62,000	65,447
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	33,000	41,729
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	58,000	43,320
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	69,000	55,580
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	47,000	45,849
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	75,000	68,723
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	57,000	47,358
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	138,000	141,367
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	33,000	46,151
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	119,000	99,008
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	63,000	72,513
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	65,000	111,410
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	57,708
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	34,000	27,525
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	63,000	56,763
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	90,000	73,575
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	59,000	76,258
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	91,000	63,018
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	147,000	121,275
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	68,000	53,652
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	65,000	57,529
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	92,000	67,620
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	49,000	55,248
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	60,000	49,800
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	67,000	64,890
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	71,000	68,409
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	57,000	68,999

		2,559,983
Transportation (0.1%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	73,000	76,700
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	74,000	54,427
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	116,000	136,590

		267,717
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	106,000	109,551
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	90,000	96,615

		206,166

Total convertible bonds and notes (cost $8,378,566)		$7,041,829

SENIOR LOANS (2.8%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	$29,625	$24,959
PQ Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 3.739%, 6/9/28	19,800	18,884
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	166,843	157,510
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.565%, 5/3/26	256,917	239,897

		441,250
Capital goods (0.5%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	74,250	68,929
American Axle and Manufacturing, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 2.25%), 3.88%, 4/6/24	20,188	19,532
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	346,750	325,439
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 5.166%, 10/19/28	9,925	9,255
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 4.239%, 5/31/25	194,322	189,060
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	217,347	198,827
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	206,352	192,812

		1,003,854
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	29,699	26,804
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	74,600	68,477

		95,281
Consumer cyclicals (0.8%)
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.275%, 10/19/27	212,090	194,858
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	173,688	156,237
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 4.739%, 8/21/26	230,384	197,266
Cornerstone Building Brands, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.574%, 4/12/28	152,102	125,485
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 3.79%, 8/24/26	97,261	22,694
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 5.525%, 1/12/29	83,874	77,133
Garda World Security Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 5.90%, 10/30/26	82,448	76,196
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	71,328	66,246
iHeartCommunications, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.666%, 5/1/26	44,355	41,102
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 3.562%, 9/19/26	81,337	80,004
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	55,000	51,618
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 9.688%, 2/28/26	100,000	65,000
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	122,017	112,154
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 7/24/24	184,172	172,661

		1,438,654
Consumer staples (0.2%)
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.406%, 6/21/24	384,479	331,294
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 4.238%, 12/15/27	39,400	36,905
IRB Holding Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 4.416%, 2/5/25	96,717	91,519

		459,718
Energy (0.1%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 6/4/28	94,050	88,172
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 4.704%, 6/8/27	64,675	62,735

		150,907
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 5.166%, 12/7/25	91,429	87,029
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	43,882	41,533

		128,562
Health care (0.2%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 3.463%, 2/4/27	61,232	57,711
Enterprise Merger Sub, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 10/10/25	103,018	33,893
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 10/2/25	231,475	214,839
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	66,819	53,121
Quorum Health Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	87,648	58,432

		417,996
Technology (0.5%)
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 12/6/27	181,754	165,396
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 10/2/25	181,825	168,946
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 12/1/27	177,750	169,485
Plantronics, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 4.166%, 7/2/25	151,476	148,852
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	89,325	82,307
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	42,000	40,110
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	59,400	55,044

		830,140
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	55,000	52,368
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	113,563	105,259

		157,627

Total senior loans (cost $5,695,993)		$5,123,989

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485		$18,054,200	$9,930
Goldman Sachs International
(2.988)/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		3,156,500	220,008
2.988/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		3,156,500	160,224
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		3,169,000	245,914
(2.795)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		3,169,000	240,876
2.795/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		3,169,000	139,056
2.7575/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		3,169,000	135,253
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00		3,150,300	344,737
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00		3,150,300	331,475
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75		3,150,300	293,513
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	41,615,900	1,127,670
UBS AG
(0.153)/6 month EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	5,920,000	615,920
0.153/6 month EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	5,920,000	16,502

Total purchased swap options outstanding (cost $2,577,733)				$3,881,078

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Aug-22/$100.25	$25,038,090	$25,000,000	$215,000
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Aug-22/100.64	25,428,705	25,000,000	327,275

Total purchased options outstanding (cost $387,012)				$542,275

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$594,000	$592,515
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 3.624%, 11/25/55	425,000	403,074

Total asset-backed securities (cost $998,281)		$995,589

COMMON STOCKS (0.0%)(a)
	Shares	Value
Oasis Petroleum, Inc.	378	$45,984
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	12,275

Total common stocks (cost $38,699)		$58,259

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	33	$1

Total warrants (cost $2)				$1

SHORT-TERM INVESTMENTS (19.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	16,772,142	$16,772,142
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	1,382,000	1,382,000
U.S. Treasury Bills 1.153%, 7/14/22(SEGSF)(SEGCCS)		$1,000,000	999,615
U.S. Treasury Bills 1.228%, 7/21/22(SEGSF)		200,000	199,887
U.S. Treasury Bills 1.114%, 7/28/22(SEG)(SEGSF)(SEGCCS)		800,000	799,353
U.S. Treasury Bills 0.859%, 7/5/22(SEG)(SEGSF)		1,117,000	1,116,892
U.S. Treasury Bills 0.814%, 7/12/22(SEG)(SEGSF)(SEGCCS)		2,500,000	2,499,267
U.S. Treasury Bills 0.859%, 7/19/22(SEG)(SEGSF)(SEGCCS)		2,700,000	2,698,620
U.S. Treasury Bills 0.957%, 7/26/22(SEGSF)(SEGCCS)(SEGTBA)		4,300,000	4,296,947
U.S. Treasury Bills 1.098%, 8/2/22(SEG)(SEGSF)(SEGCCS)		4,600,000	4,595,308

Total short-term investments (cost $35,360,840)			$35,360,031
TOTAL INVESTMENTS

Total investments (cost $374,492,227)			$351,376,447

	FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $34,209,834) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/21/22	$31,087	$31,874	$787
		Japanese Yen	Sell	8/17/22	438,689	440,412	1,723
	Barclays Bank PLC
		Canadian Dollar	Sell	7/20/22	64,249	65,952	1,703
		Euro	Buy	9/21/22	144,157	145,832	(1,675)
		Japanese Yen	Sell	8/17/22	506,952	514,223	7,271
		Swiss Franc	Buy	9/21/22	84,478	95,000	(10,522)
	Citibank, N.A.
		British Pound	Sell	9/21/22	377,684	389,491	11,807
		Chilean Peso	Buy	7/20/22	44,830	50,743	(5,913)
		Chilean Peso	Sell	7/20/22	44,830	49,665	4,835
	Goldman Sachs International
		Brazilian Real	Buy	7/5/22	53,292	54,821	(1,529)
		Brazilian Real	Sell	7/5/22	53,292	57,821	4,529
		Polish Zloty	Buy	9/21/22	251,646	262,937	(11,291)
		Swedish Krona	Sell	9/21/22	200,131	209,509	9,378
		Swiss Franc	Buy	9/21/22	1,644,479	1,638,625	5,854
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/20/22	23,056	24,307	1,251
		British Pound	Sell	9/21/22	1,871,717	1,929,432	57,715
		Euro	Buy	9/21/22	1,003,201	1,008,122	(4,921)
		New Zealand Dollar	Sell	7/20/22	10,866	13,935	3,069
		Norwegian Krone	Sell	9/21/22	264	271	7
		Polish Zloty	Sell	9/21/22	251,646	262,702	11,056
		Swedish Krona	Buy	9/21/22	356,511	368,928	(12,417)
		Swiss Franc	Sell	9/21/22	5,688	5,591	(97)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/21/22	120,571	123,917	3,346
		Canadian Dollar	Sell	7/20/22	29,755	29,720	(35)
		Euro	Sell	9/21/22	141,207	144,875	3,668
		New Zealand Dollar	Buy	7/20/22	9,992	10,219	(227)
		New Zealand Dollar	Sell	7/20/22	9,992	9,948	(44)
		Norwegian Krone	Sell	9/21/22	834	850	16
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/20/22	383,882	397,129	(13,247)
		Australian Dollar	Sell	7/20/22	383,882	388,768	4,886
		British Pound	Buy	9/21/22	473,629	481,727	(8,098)
		Canadian Dollar	Buy	7/20/22	532,481	538,698	(6,217)
		Canadian Dollar	Sell	7/20/22	532,481	532,715	234
		Euro	Sell	9/21/22	151,850	151,287	(563)
		Japanese Yen	Buy	8/17/22	8,736	8,801	(65)
		New Zealand Dollar	Sell	7/20/22	1,238,114	1,411,544	173,430
		Swiss Franc	Sell	9/21/22	289,985	283,265	(6,720)
	NatWest Markets PLC
		Australian Dollar	Buy	7/20/22	19,122	19,990	(868)
		Australian Dollar	Sell	7/20/22	19,122	19,052	(70)
		New Zealand Dollar	Buy	7/20/22	687	693	(6)
		New Zealand Dollar	Sell	7/20/22	687	684	(3)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/20/22	1,356,875	1,540,548	183,673
		Canadian Dollar	Sell	7/20/22	1,409,822	1,465,232	55,410
		Euro	Sell	9/21/22	5,836,794	5,981,231	144,437
		Japanese Yen	Sell	8/17/22	751,914	784,692	32,778
		Mexican Peso	Buy	7/20/22	144,772	143,104	1,668
		Mexican Peso	Sell	7/20/22	144,772	143,645	(1,127)
		New Zealand Dollar	Buy	7/20/22	99,232	102,196	(2,964)
		New Zealand Dollar	Sell	7/20/22	99,232	98,795	(437)
		Norwegian Krone	Sell	9/21/22	537,126	560,104	22,978
		Swedish Krona	Sell	9/21/22	1,141,479	1,194,654	53,175
		Swiss Franc	Buy	9/21/22	2,532,552	2,523,537	9,015
	Toronto-Dominion Bank
		Canadian Dollar	Sell	7/20/22	1,263,767	1,302,751	38,984
		Japanese Yen	Buy	8/17/22	4,524	4,576	(52)
		New Zealand Dollar	Buy	7/20/22	9,118	9,413	(295)
		New Zealand Dollar	Sell	7/20/22	9,118	9,078	(40)
		Norwegian Krone	Sell	9/21/22	256,298	267,327	11,029
		Swiss Franc	Sell	9/21/22	898,712	897,319	(1,393)
	UBS AG
		Canadian Dollar	Sell	7/20/22	28,046	28,601	555
		Czech Koruna	Sell	9/21/22	57,365	56,885	(480)
		Japanese Yen	Buy	8/17/22	4,473,938	4,681,353	(207,415)
		Swiss Franc	Sell	9/21/22	10,112	9,643	(469)
	WestPac Banking Corp.
		Australian Dollar	Sell	7/20/22	163,604	166,162	2,558
		New Zealand Dollar	Sell	7/20/22	60,762	61,846	1,084
		Swedish Krona	Buy	9/21/22	3,021	3,067	(46)

	Unrealized appreciation						863,909

	Unrealized (depreciation)						(299,246)

	Total						$564,663
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	44	$9,240,688	$9,240,688	Sep-22	$54,557
U.S. Treasury Note 5 yr (Long)	127	14,255,750	14,255,750	Sep-22	(143,160)
U.S. Treasury Note Ultra 10 yr (Long)	73	9,298,375	9,298,375	Sep-22	(155,891)

Unrealized appreciation					54,557

Unrealized (depreciation)					(299,051)

Total					$(244,494)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/22 (premiums $6,909,962) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$18,054,200	$349,529
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		3,799,800	86,597
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		3,799,800	459,700
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		16,650,600	1,240,470
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	2,049,600	102,444
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	2,049,600	244,358
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		$1,653,100	8,596
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		2,639,000	19,317
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	4,509,200	118,844
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		$2,639,000	235,003
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		1,653,100	293,805
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		11,760,300	419,019
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	4,509,200	501,934
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		$11,760,300	573,903
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		3,902,100	78
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,621,300	76,996
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,621,300	79,541
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,621,300	99,434
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,621,300	101,623
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		3,150,300	184,419
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		3,150,300	233,091
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		3,150,300	253,253
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		3,902,100	534,978
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	41,615,900	971,134
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	41,615,900	1,049,148
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		$241,000	3,579
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		482,100	157,473
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		4,407,800	94,415
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		4,407,800	501,652

Total				$8,994,333

WRITTEN OPTIONS OUTSTANDING at 6/30/22 (premiums $343,750) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Aug-22/$100.25	$25,038,090	$25,000,000	$202,500
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Aug-22/100.64	25,428,705	25,000,000	56,250

Total				$258,750

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$42,445,300	$(488,121)	$726,664
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		7,702,700	(464,858)	588,101
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	485,441
(1.304)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	294,827
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		$2,128,300	(277,211)	264,824
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	254,499
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	253,244
(1.053)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	170,880
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		$17,405,100	(112,480)	153,687
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	94,207
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		17,405,100	(112,480)	(31,155)
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94		37,044,200	(396,373)	(46,305)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(69,245)
1.053/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(72,297)
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		$2,134,700	(155,833)	(103,042)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		5,120,200	(251,841)	(144,646)
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(168,455)
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(194,998)
1.304/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	(201,833)
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$42,445,300	(488,121)	(235,996)
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	(289,612)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		14,629,100	(706,586)	(425,414)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		29,258,100	401,567	263,615
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		7,314,500	114,106	72,194
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69		74,088,400	414,895	71,866
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,849,800	237,388	70,561
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	43,862
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	37,247
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	14,679
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,965,300	277,697	3,773
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	(2,908)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	(9,991)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,965,300	277,697	(22,621)
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,849,800	237,388	(55,942)
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	(241,061)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		23,878,400	504,431	(1,240,005)
Citibank, N.A.
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		7,636,200	(186,705)	607,383
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		15,721,800	(512,531)	598,057
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		4,059,800	(303,876)	475,443
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		3,532,900	(266,557)	427,764
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		3,458,300	(255,655)	417,348
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194		2,947,300	(72,290)	373,099
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	318,573
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	152,959
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	121,809
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	68,861
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	46,403
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(8,210)
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	(27,142)
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	(40,748)
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	(45,715)
(2.725)/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		7,812,600	(159,377)	(47,579)
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	(48,432)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(49,390)
2.725/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		7,812,600	(159,377)	(103,673)
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		7,636,200	(186,705)	(184,796)
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	(189,300)
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		3,458,300	(255,655)	(216,040)
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		3,532,900	(266,557)	(227,130)
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	49,535,200	(312,472)	(236,711)
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		$15,721,800	(512,531)	(246,989)
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		4,059,800	(303,876)	(256,336)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	99,070,400	317,859	243,979
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		$17,729,300	162,223	160,982
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	113,972
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	67,166
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	38,356
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	(79,346)
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	(159,780)
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	(307,620)
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(550,672)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075		14,147,000	74,979	(835,805)
Deutsche Bank AG
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		8,291,000	(684,422)	228,749
2.235/US SOFR/Jul-32 (Purchased)	Jul-22/2.235		11,322,000	(63,969)	(60,573)
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		8,291,000	(684,422)	(167,561)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135		7,500,200	630,392	215,181
3.235/US SOFR/Jul-32 (Written)	Jul-22/3.235		11,322,000	80,669	61,931
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135		7,500,200	630,392	(185,780)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	595,157
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		$1,382,700	(206,714)	136,085
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	62,740
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		6,237,500	(136,165)	13,348
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(4,349)
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	(13,221)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(25,154)
-0.197/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	(53,251)
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		$1,382,700	(126,794)	(78,012)
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		6,237,500	(136,165)	(85,391)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	103,996
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	87,031
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	(207,281)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		$6,792,100	99,165	(391,632)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		5,740,400	118,826	(424,158)
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	(495,077)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		$4,305,400	(255,310)	311,797
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	192,154
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	163,231
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	152,984
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		$3,368,100	(245,871)	151,733
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	149,231
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	135,219
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,263,000	(212,184)	73,140
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	32,813
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	19,177
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$1,556,600	(161,886)	8,001
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(7,201)
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(12,098)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$1,556,600	(89,971)	(16,858)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	(22,846)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(38,143)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(46,918)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(51,638)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		$934,000	(144,396)	(56,358)
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,263,000	(212,184)	(72,332)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(80,789)
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		$3,368,100	(245,871)	(88,884)
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		1,589,500	(183,587)	(104,812)
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		4,305,400	(255,310)	(145,867)
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	124,971
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	116,426
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	110,984
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	102,232
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	52,749
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,473,400	53,182	49,763
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		$1,633,300	96,528	46,353
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	(35,800)
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	(95,581)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,473,400	53,182	(170,452)
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		$2,238,000	166,843	(215,967)
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(281,721)
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(295,721)
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	(333,051)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	19,971
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(12,114)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(42,301)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(72,354)
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	225,337
(2.02)/US SOFR/Mar-56 (Written)	Mar-26/2.02		2,194,400	288,015	105,595
3.20/US SOFR/Aug-32 (Written)	Aug-22/3.20		5,087,000	45,020	12,056
2.02/US SOFR/Mar-56 (Written)	Mar-26/2.02		2,194,400	288,015	(94,601)
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(241,232)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	118,043
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	26,485
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	(14,882)
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	(49,842)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	47,294
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	(50,563)
UBS AG
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	263,478
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	214,462
(0.45)/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	209,586
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,981,900	(187,075)	161,787
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	145,899
(1.125)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,424,700	(187,852)	140,269
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	135,011
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	132,907
(1.25)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,424,900	(185,485)	121,593
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	118,850
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		$3,715,100	(58,884)	93,992
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	93,461
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	848,500	(87,456)	87,753
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	63,407
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	712,500	(163,238)	50,960
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	712,500	(165,624)	49,145
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$3,893,200	(181,034)	46,018
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525		10,884,500	(222,588)	38,205
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	9,631
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(8,880)
(2.577)/6 month EUR-EURIBOR/Aug-32 (Purchased)	Aug-22/2.577	EUR	4,873,100	(55,513)	(16,086)
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$3,893,200	(181,034)	(23,904)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(30,398)
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		$3,715,100	(58,884)	(33,324)
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	(37,708)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	848,500	(87,456)	(46,552)
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	(52,114)
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(54,825)
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	(56,283)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	712,500	(163,238)	(58,703)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	712,500	(165,624)	(60,517)
0.45/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	(73,612)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,981,900	(187,075)	(73,945)
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	(74,101)
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	(79,544)
1.25/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,424,900	(185,485)	(84,233)
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(91,860)
1.125/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,424,700	(187,852)	(93,045)
0.32/6 month EUR-EURIBOR/Sep-52 (Purchased)	Sep-22/0.32	EUR	4,156,500	(252,651)	(222,451)
(0.16)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.16	EUR	4,156,500	166,270	146,399
(0.00)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.00	EUR	4,156,500	107,780	94,869
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$2,229,000	59,236	43,978
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	43,831
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375		$16,326,750	222,044	(26,123)
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(101,259)
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$2,229,000	59,236	(149,454)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	330,672
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	238,907
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	219,333
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	131,234
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,487,300	(183,563)	119,962
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	(65,475)
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	(67,340)
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,487,300	(183,563)	(71,062)
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	(90,685)
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	(104,647)
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62		19,069,300	209,762	73,035
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62		19,069,300	209,762	(282,418)

Unrealized appreciation					15,766,916

Unrealized (depreciation)					(14,589,854)

Total					$1,177,062

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $113,217,695) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/52	$1,000,000	7/21/22	$971,247
Uniform Mortgage-Backed Securities, 5.00%, 8/1/52	25,000,000	8/11/22	25,428,704
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	12,000,000	7/14/22	12,241,872
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	21,000,000	8/11/22	21,031,996
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	13,000,000	7/14/22	13,047,736
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	5,000,000	8/11/22	4,919,724
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	15,000,000	7/14/22	14,786,712
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	2,000,000	8/11/22	1,859,061
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	16,000,000	8/11/22	14,361,242
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	7,000,000	8/11/22	6,066,922

Total			$114,715,216

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$10,525,000	$360,481		$509	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$342,156
		9,137,000	655,945		785	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	621,391
		3,751,000	468,500		453	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	450,486
		1,989,000	487,444		(3,542)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(479,598)
		17,549,000	600,527		(1,786)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	566,981
		2,253,000	160,797		(302)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	150,272
		4,722,000	589,919		(2,108)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	564,689
		8,061,000	1,978,734		(4,356)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	1,928,478
		3,679,000	836,457		(600)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	813,309
		1,496,000	104,690		(198)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(98,312)
		392,000	46,777		7,059	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(37,730)
		23,160,000	1,397,938		389,017	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(922,526)
		994,900	45,736	(E)	(22)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	45,713
		2,639,000	518,379		(90)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	501,770
		1,659,000	343,579		(57)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(334,120)
		1,097,000	220,914		(37)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	214,376
		11,495,000	758,325		(2,796)	2/15/29	Secured Overnight Financing Rate — Annually	1.681% — Annually	(699,192)
		4,024,900	643,622		(137)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(620,910)
		2,096,000	374,346		(72)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	364,257
		1,764,000	154,985		(23)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(146,211)
		11,852,000	575,889		(96)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	519,869
		19,510,000	493,993		(74)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(412,798)
		7,250,000	456,678		(83)	3/1/29	Secured Overnight Financing Rate — Annually	1.7355% — Annually	(422,539)
		1,854,000	172,719		(25)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(163,260)
		8,064,200	849,483		(107)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	816,269
		8,361,800	885,097		(111)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	851,836
		4,408,000	393,634		(58)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	375,023
		29,410,000	1,414,327		846,255	3/21/29	Secured Overnight Financing Rate — Annually	1.986% — Annually	(475,412)
		1,342,000	13,339		(5)	4/7/24	Secured Overnight Financing Rate — Annually	2.4485% — Annually	(6,931)
		276,000	3,911		(2)	4/7/27	2.469% — Annually	Secured Overnight Financing Rate — Annually	2,579
		296,000	11,618		(4)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	10,289
		118,000	13,115		(4)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(12,652)
		5,761,000	144,255		(76)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	118,189
		4,987,000	312,685		(170)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(292,484)
		1,381,000	18,754		(11)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	12,697
		1,765,000	19,044		(7)	4/14/24	Secured Overnight Financing Rate — Annually	2.403% — Annually	(11,510)
		14,654,000	66,676		(138)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	(13,075)
		25,078,600	191,350		(95)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	144,968
		1,040,000	30,722		(35)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	(28,934)
		801,300	10,553	(E)	(27)	5/28/57	2.40% — Annually	Secured Overnight Financing Rate — Annually	10,526
		2,133,000	6,570		(28)	6/7/32	Secured Overnight Financing Rate — Annually	2.7565% — Annually	(4,026)
		1,727,000	8,341		(59)	6/7/52	Secured Overnight Financing Rate — Annually	2.622% — Annually	(6,317)
		32,149,300	91,947		(426)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	132,842
		1,596,200	200,722		(200,345)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	328
		5,256,000	7,621	(E)	19,312	9/21/32	Secured Overnight Financing Rate — Annually	2.835% — Annually	26,933
		26,508,000	172,302		(100)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	202,218
		17,825,000	329,763		(144)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(348,875)
		198,186,000	1,260,463	(E)	411,647	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(848,815)
		31,598,000	698,948	(E)	357,724	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(341,224)
		49,756,000	1,646,924	(E)	782,760	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(864,163)
		8,776,000	805,022	(E)	(525,885)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	279,137
		2,377,100	52,581	(E)	(34)	9/8/32	Secured Overnight Financing Rate — Annually	3.07% — Annually	52,548
		3,722,900	9,196	(E)	(53)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(9,248)
		5,409,000	19,256		(20)	7/1/24	3.1765% — Annually	Secured Overnight Financing Rate — Annually	(19,276)
	AUD	79,300	10,720	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,719
	AUD	266,900	39,104	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	39,102
	AUD	99,100	14,857	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,856
	AUD	155,200	18,054	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	18,052
	AUD	579,100	74,221	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	74,214
	AUD	37,200	8,263	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,262
	AUD	1,800,000	198,767		(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(195,805)
	AUD	4,723,000	20,864	(E)	2,934	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	23,799
	CAD	4,993,000	6,129	(E)	(12,855)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(18,984)
	CHF	2,516,000	17,315	(E)	19,087	9/21/32	Swiss Average Rate Overnight — Annually	1.64% — Annually	1,771
	EUR	512,400	38,286	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	38,266
	EUR	696,900	106,422		(27)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(101,477)
	EUR	770,000	132,174		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	127,860
	EUR	778,400	143,127		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	139,016
	EUR	898,100	184,543		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	180,749
	EUR	802,800	83,440	(E)	(30)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(83,470)
	EUR	929,000	203,860		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	198,294
	EUR	741,300	158,049	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	158,021
	EUR	676,400	170,404		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	166,739
	EUR	395,500	108,648		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	106,664
	EUR	1,468,500	497,208	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	497,152
	EUR	906,000	366,466	(E)	(34)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(366,500)
	EUR	1,215,200	485,586		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	482,177
	EUR	4,960,100	1,586,566		(187)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(1,566,292)
	EUR	574,000	243,593	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	243,571
	EUR	260,400	131,774	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	131,764
	EUR	1,696,600	315,729	(E)	(36)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(315,765)
	EUR	833,300	151,528	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	151,509
	EUR	1,129,700	210,196	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	210,170
	EUR	388,100	71,430	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	71,421
	EUR	1,055,800	359,976		(43)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(359,292)
	EUR	1,088,000	181,424		(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	181,358
	EUR	924,200	164,357		(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	161,201
	EUR	311,700	118,657	(E)	(13)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(118,670)
	EUR	2,980,000	427,055		(48)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(416,033)
	EUR	310,000	2,456		(3,463)	4/27/24	0.841% — Annually	6 month EUR-EURIBOR — Semiannually	(1,277)
	EUR	1,771,000	16,982	(E)	(43,050)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR — Semiannually	(26,069)
	EUR	1,979,000	43,220	(E)	(31)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(43,251)
	EUR	3,328,000	122,484	(E)	(50)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	(122,533)
	GBP	703,500	107,235		(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(106,911)
	GBP	16,646,400	343,469	(E)	(86)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	343,383
	GBP	1,630,000	10,953	(E)	(1,464)	9/21/32	Sterling Overnight Index Average — Annually	2.41% — Annually	9,489
	JPY	122,290,000	101,902	(E)	(35)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(101,937)
	JPY	119,698,500	31,354		(26,610)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	4,730
	JPY	49,618,300	11,275	(E)	(8,096)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	3,178
	JPY	63,267,700	62,629	(E)	(61,034)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	1,594
	NOK	9,653,000	5,939	(E)	(5,662)	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	276
	NZD	2,157,000	94	(E)	2,738	9/21/32	3 month NZD-BBR-FRA — Quarterly	4.15% — Semiannually	2,831
	SEK	31,456,000	4,459	(E)	(17,612)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(13,152)

	Total				$1,914,978				$2,344,761
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$998,344	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(45,918)
1,032,736	997,695	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(35,179)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(81,097)

	Total	$—			Total	$(81,097)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$4,375	$57,484	$12,790	5/11/63	300 bp — Monthly	$(8,386)
	CMBX NA BBB-.6 Index	B+/P	8,497	126,644	28,177	5/11/63	300 bp — Monthly	(19,617)
	CMBX NA BBB-.6 Index	B+/P	17,409	253,287	56,355	5/11/63	300 bp — Monthly	(38,819)
	CMBX NA BBB-.6 Index	B+/P	16,587	261,371	58,153	5/11/63	300 bp — Monthly	(41,435)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	5,372	36,000	3,542	5/11/63	200 bp — Monthly	1,842
	CMBX NA A.6 Index	BBB+/P	5,963	37,600	3,700	5/11/63	200 bp — Monthly	2,277
	CMBX NA A.6 Index	BBB+/P	7,354	42,400	4,172	5/11/63	200 bp — Monthly	3,197
	CMBX NA A.6 Index	BBB+/P	10,961	56,800	5,589	5/11/63	200 bp — Monthly	5,392
	CMBX NA A.6 Index	BBB+/P	12,898	61,600	6,061	5/11/63	200 bp — Monthly	6,858
	CMBX NA A.6 Index	BBB+/P	11,798	62,400	6,140	5/11/63	200 bp — Monthly	5,679
	CMBX NA A.6 Index	BBB+/P	28,477	128,800	12,674	5/11/63	200 bp — Monthly	15,848
	CMBX NA A.6 Index	BBB+/P	20,798	141,600	13,933	5/11/63	200 bp — Monthly	6,914
	CMBX NA A.6 Index	BBB+/P	48,213	232,000	22,829	5/11/63	200 bp — Monthly	25,466
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	27,034	11/18/54	500 bp — Monthly	51,051
	CMBX NA BB.13 Index	BB-/P	6,698	67,000	15,712	12/16/72	500 bp — Monthly	(8,957)
	CMBX NA BB.13 Index	BB-/P	16,037	176,000	41,272	12/16/72	500 bp — Monthly	(25,088)
	CMBX NA BB.13 Index	BB-/P	26,330	279,000	65,426	12/16/72	500 bp — Monthly	(38,863)
	CMBX NA BB.13 Index	BB-/P	48,322	530,000	124,285	12/16/72	500 bp — Monthly	(75,522)
	CMBX NA BB.14 Index	BB/P	13,266	121,000	25,955	12/16/72	500 bp — Monthly	(12,587)
	CMBX NA BB.6 Index	CCC+/P	114,187	262,136	101,840	5/11/63	500 bp — Monthly	12,566
	CMBX NA BB.6 Index	CCC+/P	119,351	765,253	297,301	5/11/63	500 bp — Monthly	(177,312)
	CMBX NA BB.7 Index	B/P	64,660	1,267,000	399,739	1/17/47	500 bp — Monthly	(334,023)
	CMBX NA BB.9 Index	B/P	3,258	16,000	4,683	9/17/58	500 bp — Monthly	(1,412)
	CMBX NA BB.9 Index	B/P	32,267	158,000	46,247	9/17/58	500 bp — Monthly	(13,848)
	CMBX NA BBB-.10 Index	BB+/P	12,532	101,000	17,604	11/17/59	300 bp — Monthly	(5,022)
	CMBX NA BBB-.10 Index	BB+/P	20,182	185,000	32,246	11/17/59	300 bp — Monthly	(11,971)
	CMBX NA BBB-.11 Index	BBB-/P	3,883	62,000	9,988	11/18/54	300 bp — Monthly	(6,074)
	CMBX NA BBB-.12 Index	BBB-/P	2,419	58,000	10,440	8/17/61	300 bp — Monthly	(7,992)
	CMBX NA BBB-.12 Index	BBB-/P	8,250	140,000	25,200	8/17/61	300 bp — Monthly	(16,880)
	CMBX NA BBB-.12 Index	BBB-/P	43,751	276,000	49,680	8/17/61	300 bp — Monthly	(5,791)
	CMBX NA BBB-.14 Index	BBB-/P	976	22,000	4,589	12/16/72	300 bp — Monthly	(3,602)
	CMBX NA BBB-.14 Index	BBB-/P	1,336	27,000	5,632	12/16/72	300 bp — Monthly	(4,283)
	CMBX NA BBB-.14 Index	BBB-/P	935	30,000	6,258	12/16/72	300 bp — Monthly	(5,308)
	CMBX NA BBB-.14 Index	BBB-/P	1,209	37,000	7,718	12/16/72	300 bp — Monthly	(6,491)
	CMBX NA BBB-.14 Index	BBB-/P	1,626	50,000	10,430	12/16/72	300 bp — Monthly	(8,779)
	CMBX NA BBB-.14 Index	BBB-/P	4,250	85,000	17,731	12/16/72	300 bp — Monthly	(13,438)
	CMBX NA BBB-.15 Index	BBB-/P	5,223	50,000	10,930	11/18/64	300 bp — Monthly	(5,682)
	CMBX NA BBB-.15Index	BBB-/P	2,039	12,000	2,623	11/18/64	300 bp — Monthly	(578)
	CMBX NA BBB-.6 Index	B+/P	1,199	13,473	2,998	5/11/63	300 bp — Monthly	(1,792)
	CMBX NA BBB-.6 Index	B+/P	1,908	26,047	5,795	5/11/63	300 bp — Monthly	(3,874)
	CMBX NA BBB-.6 Index	B+/P	3,891	52,993	11,790	5/11/63	300 bp — Monthly	(7,873)
	CMBX NA BBB-.6 Index	B+/P	8,237	108,680	24,180	5/11/63	300 bp — Monthly	(15,889)
	CMBX NA BBB-.6 Index	B+/P	36,513	114,069	25,380	5/11/63	300 bp — Monthly	11,190
	CMBX NA BBB-.6 Index	B+/P	36,513	114,069	25,380	5/11/63	300 bp — Monthly	11,190
	CMBX NA BBB-.6 Index	B+/P	74,771	228,138	50,759	5/11/63	300 bp — Monthly	24,126
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	30,497	228,000	71,934	1/17/47	500 bp — Monthly	(41,247)
	CMBX NA BBB-.6 Index	B+/P	52,816	429,331	95,523	5/11/63	300 bp — Monthly	(42,492)
	CMBX NA BBB-.6 Index	B+/P	129,498	1,052,669	234,211	5/11/63	300 bp — Monthly	(104,187)
	CMBX NA BBB-.6 Index	B+/P	1,034,620	9,889,879	2,200,425	5/11/63	300 bp — Monthly	(1,160,856)
	CMBX NA BBB-.7 Index	BB-/P	51,226	780,000	145,782	1/17/47	300 bp — Monthly	(94,166)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	4,448	11,000	3,220	9/17/58	500 bp — Monthly	1,238
	CMBX NA BBB-.13 Index	BBB-/P	1,900	12,000	2,393	12/16/72	300 bp — Monthly	(487)
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	6,381	12/16/72	300 bp — Monthly	(4,459)
	CMBX NA BBB-.13 Index	BBB-/P	2,443	38,000	7,577	12/16/72	300 bp — Monthly	(5,116)
	CMBX NA BBB-.13 Index	BBB-/P	2,484	42,000	8,375	12/16/72	300 bp — Monthly	(5,870)
	CMBX NA BBB-.13 Index	BBB-/P	7,522	48,000	9,571	12/16/72	300 bp — Monthly	(2,025)
	CMBX NA BBB-.13 Index	BBB-/P	4,148	66,000	13,160	12/16/72	300 bp — Monthly	(8,979)
	CMBX NA BBB-.13 Index	BBB-/P	5,981	130,000	25,922	12/16/72	300 bp — Monthly	(19,876)
	CMBX NA BBB-.15 Index	BBB-/P	3,479	56,000	12,242	11/18/64	300 bp — Monthly	(8,735)
	CMBX NA BBB-.15 Index	BBB-/P	8,411	91,000	19,893	11/18/64	300 bp — Monthly	(11,436)
	CMBX NA BBB-.15 Index	BBB-/P	8,103	91,000	19,893	11/18/64	300 bp — Monthly	(11,745)
	CMBX NA BBB-.6 Index	B+/P	205	3,593	799	5/11/63	300 bp — Monthly	(593)
	CMBX NA BBB-.6 Index	B+/P	682	8,084	1,799	5/11/63	300 bp — Monthly	(1,112)
	CMBX NA BBB-.6 Index	B+/P	811	9,880	2,198	5/11/63	300 bp — Monthly	(1,382)
	CMBX NA BBB-.6 Index	B+/P	806	9,880	2,198	5/11/63	300 bp — Monthly	(1,387)
	CMBX NA BBB-.6 Index	B+/P	1,042	11,676	2,598	5/11/63	300 bp — Monthly	(1,550)
	CMBX NA BBB-.6 Index	B+/P	2,354	25,149	5,595	5/11/63	300 bp — Monthly	(3,229)
	CMBX NA BBB-.6 Index	B+/P	2,430	28,742	6,395	5/11/63	300 bp — Monthly	(3,951)
	CMBX NA BBB-.6 Index	B+/P	3,086	35,029	7,794	5/11/63	300 bp — Monthly	(4,690)
	CMBX NA BBB-.6 Index	B+/P	4,415	39,520	8,793	5/11/63	300 bp — Monthly	(4,359)
	CMBX NA BBB-.6 Index	B+/P	6,450	41,316	9,193	5/11/63	300 bp — Monthly	(2,722)
	CMBX NA BBB-.6 Index	B+/P	15,221	48,502	10,791	5/11/63	300 bp — Monthly	4,454
	CMBX NA BBB-.6 Index	B+/P	15,221	48,502	10,791	5/11/63	300 bp — Monthly	4,454
	CMBX NA BBB-.6 Index	B+/P	8,034	53,891	11,990	5/11/63	300 bp — Monthly	(3,930)
	CMBX NA BBB-.6 Index	B+/P	7,985	53,891	11,990	5/11/63	300 bp — Monthly	(3,979)
	CMBX NA BBB-.6 Index	B+/P	5,664	57,484	12,790	5/11/63	300 bp — Monthly	(7,097)
	CMBX NA BBB-.6 Index	B+/P	6,945	59,280	13,189	5/11/63	300 bp — Monthly	(6,215)
	CMBX NA BBB-.6 Index	B+/P	8,625	70,058	15,587	5/11/63	300 bp — Monthly	(6,927)
	CMBX NA BBB-.6 Index	B+/P	6,758	70,058	15,587	5/11/63	300 bp — Monthly	(8,794)
	CMBX NA BBB-.6 Index	B+/P	7,858	81,735	18,185	5/11/63	300 bp — Monthly	(10,286)
	CMBX NA BBB-.6 Index	B+/P	16,293	88,022	19,584	5/11/63	300 bp — Monthly	(3,247)
	CMBX NA BBB-.6 Index	B+/P	5,285	91,615	20,384	5/11/63	300 bp — Monthly	(15,053)
	CMBX NA BBB-.6 Index	B+/P	14,022	92,513	20,583	5/11/63	300 bp — Monthly	(6,515)
	CMBX NA BBB-.6 Index	B+/P	12,297	98,800	21,982	5/11/63	300 bp — Monthly	(9,635)
	CMBX NA BBB-.6 Index	B+/P	12,871	103,291	22,981	5/11/63	300 bp — Monthly	(10,059)
	CMBX NA BBB-.6 Index	B+/P	10,295	109,578	24,380	5/11/63	300 bp — Monthly	(14,030)
	CMBX NA BBB-.6 Index	B+/P	10,295	109,578	24,380	5/11/63	300 bp — Monthly	(14,030)
	CMBX NA BBB-.6 Index	B+/P	6,818	121,255	26,978	5/11/63	300 bp — Monthly	(20,099)
	CMBX NA BBB-.6 Index	B+/P	23,502	141,015	31,375	5/11/63	300 bp — Monthly	(7,802)
	CMBX NA BBB-.6 Index	B+/P	23,233	141,913	31,575	5/11/63	300 bp — Monthly	(8,271)
	CMBX NA BBB-.6 Index	B+/P	18,496	149,098	33,173	5/11/63	300 bp — Monthly	(14,602)
	CMBX NA BBB-.6 Index	B+/P	18,357	151,793	33,773	5/11/63	300 bp — Monthly	(15,340)
	CMBX NA BBB-.6 Index	B+/P	18,286	151,793	33,773	5/11/63	300 bp — Monthly	(15,411)
	CMBX NA BBB-.6 Index	B+/P	8,581	155,385	34,572	5/11/63	300 bp — Monthly	(25,913)
	CMBX NA BBB-.6 Index	B+/P	20,534	157,182	34,972	5/11/63	300 bp — Monthly	(14,359)
	CMBX NA BBB-.6 Index	B+/P	15,166	164,367	36,571	5/11/63	300 bp — Monthly	(21,322)
	CMBX NA BBB-.6 Index	B+/P	51,191	167,960	37,370	5/11/63	300 bp — Monthly	13,905
	CMBX NA BBB-.6 Index	B+/P	10,015	172,451	38,369	5/11/63	300 bp — Monthly	(28,268)
	CMBX NA BBB-.6 Index	B+/P	9,848	181,433	40,367	5/11/63	300 bp — Monthly	(30,429)
	CMBX NA BBB-.6 Index	B+/P	24,103	194,007	43,165	5/11/63	300 bp — Monthly	(18,965)
	CMBX NA BBB-.6 Index	B+/P	24,103	194,007	43,165	5/11/63	300 bp — Monthly	(18,965)
	CMBX NA BBB-.6 Index	B+/P	21,986	196,702	43,765	5/11/63	300 bp — Monthly	(21,681)
	CMBX NA BBB-.6 Index	B+/P	59,234	200,295	44,564	5/11/63	300 bp — Monthly	14,771
	CMBX NA BBB-.6 Index	B+/P	11,095	202,989	45,164	5/11/63	300 bp — Monthly	(33,967)
	CMBX NA BBB-.6 Index	B+/P	40,089	238,916	53,157	5/11/63	300 bp — Monthly	(12,949)
	CMBX NA BBB-.6 Index	B+/P	36,039	265,862	59,152	5/11/63	300 bp — Monthly	(22,980)
	CMBX NA BBB-.6 Index	B+/P	17,562	326,040	72,541	5/11/63	300 bp — Monthly	(54,816)
	CMBX NA BBB-.6 Index	B+/P	47,211	405,978	90,327	5/11/63	300 bp — Monthly	(42,913)
	CMBX NA BBB-.6 Index	B+/P	50,821	414,062	92,126	5/11/63	300 bp — Monthly	(41,098)
	CMBX NA BBB-.6 Index	B+/P	71,741	543,400	120,902	5/11/63	300 bp — Monthly	(48,889)
	CMBX NA BBB-.6 Index	B+/P	71,494	543,400	120,902	5/11/63	300 bp — Monthly	(49,136)
	CMBX NA BBB-.6 Index	B+/P	155,865	935,905	208,232	5/11/63	300 bp — Monthly	(51,899)
	CMBX NA BBB-.7 Index	BB-/P	26,578	312,000	58,313	1/17/47	300 bp — Monthly	(31,579)
	CMBX NA BBB-.7 Index	BB-/P	90,359	1,040,000	194,376	1/17/47	300 bp — Monthly	(103,497)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	9,629	120,000	39,036	5/11/63	500 bp — Monthly	(29,307)
	CMBX NA BBB-.12 Index	BBB-/P	2,042	17,000	3,060	8/17/61	300 bp — Monthly	(1,009)
	CMBX NA BBB-.13 Index	BBB-/P	16,787	127,000	25,324	12/16/72	300 bp — Monthly	(8,474)
	CMBX NA BBB-.6 Index	B+/P	1,424,797	5,738,483	1,276,770	5/11/63	300 bp — Monthly	150,898
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	13,977	114,972	44,667	5/11/63	500 bp — Monthly	(30,594)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	182	2,000	469	12/16/72	500 bp — Monthly	(285)
	CMBX NA BB.13 Index	BB-/P	4,929	53,000	12,429	12/16/72	500 bp — Monthly	(7,455)
	CMBX NA BB.13 Index	BB-/P	6,326	66,000	15,477	12/16/72	500 bp — Monthly	(9,096)
	CMBX NA BB.13 Index	BB-/P	7,574	82,000	19,229	12/16/72	500 bp — Monthly	(11,586)
	CMBX NA BB.13 Index	BB-/P	25,708	280,000	65,660	12/16/72	500 bp — Monthly	(39,719)
	CMBX NA BB.6 Index	CCC+/P	4,741	35,871	13,936	5/11/63	500 bp — Monthly	(9,165)
	CMBX NA BB.6 Index	CCC+/P	8,676	44,149	17,152	5/11/63	500 bp — Monthly	(8,439)
	CMBX NA BB.6 Index	CCC+/P	63,000	137,966	53,600	5/11/63	500 bp — Monthly	9,515
	CMBX NA BB.6 Index	CCC+/P	116,279	252,019	97,909	5/11/63	500 bp — Monthly	18,580
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	10,440	8/17/61	300 bp — Monthly	(6,993)
	CMBX NA BBB-.12 Index	BBB-/P	9,660	225,000	40,500	8/17/61	300 bp — Monthly	(30,727)
	CMBX NA BBB-.15 Index	BBB-/P	2,846	31,000	6,777	11/18/64	300 bp — Monthly	(3,916)
	CMBX NA BBB-.15 Index	BBB-/P	3,046	54,000	11,804	11/18/64	300 bp — Monthly	(8,732)
	CMBX NA BBB-.6 Index	B+/P	66	898	200	5/11/63	300 bp — Monthly	(134)
	CMBX NA BBB-.6 Index	B+/P	752	8,084	1,799	5/11/63	300 bp — Monthly	(1,043)
	CMBX NA BBB-.6 Index	B+/P	1,541	18,862	4,197	5/11/63	300 bp — Monthly	(2,646)
	CMBX NA BBB-.6 Index	B+/P	3,126	35,029	7,794	5/11/63	300 bp — Monthly	(4,650)
	CMBX NA BBB-.6 Index	B+/P	3,446	41,316	9,193	5/11/63	300 bp — Monthly	(5,726)
	CMBX NA BBB-.6 Index	B+/P	9,375	127,542	28,377	5/11/63	300 bp — Monthly	(18,938)
	CMBX NA BBB-.6 Index	B+/P	48,941	167,062	37,170	5/11/63	300 bp — Monthly	11,855
	CMBX NA BBB-.6 Index	B+/P	56,378	191,313	42,566	5/11/63	300 bp — Monthly	13,909
	CMBX NA BBB-.6 Index	B+/P	183,195	476,934	106,114	5/11/63	300 bp — Monthly	77,319
	CMBX NA BBB-.6 Index	B+/P	120,606	1,635,140	363,807	5/11/63	300 bp — Monthly	(242,381)
	CMBX NA BBB-.9 Index	BB+/P	874	9,000	1,543	9/17/58	300 bp — Monthly	(664)

Upfront premium received			5,652,347		Unrealized appreciation			504,494

Upfront premium (paid)			—		Unrealized (depreciation)			(3,830,465)

	Total		$5,652,347				Total	$(3,325,971)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(95,717)	$397,000	$129,144	11/17/59	(500 bp) — Monthly	$33,096
	CMBX NA BB.10 Index	(65,025)	255,000	82,952	11/17/59	(500 bp) — Monthly	17,714
	CMBX NA BB.10 Index	(14,611)	140,000	45,542	11/17/59	(500 bp) — Monthly	30,815
	CMBX NA BB.10 Index	(12,500)	114,000	37,084	11/17/59	(500 bp) — Monthly	24,489
	CMBX NA BB.11 Index	(13,993)	108,000	21,157	11/18/54	(500 bp) — Monthly	7,075
	CMBX NA BB.11 Index	(1,556)	30,000	5,877	11/18/54	(500 bp) — Monthly	4,296
	CMBX NA BB.8 Index	(36,522)	102,429	38,032	10/17/57	(500 bp) — Monthly	1,424
	CMBX NA BB.8 Index	(8,940)	69,575	25,833	10/17/57	(500 bp) — Monthly	16,835
	CMBX NA BBB-.10 Index	(47,799)	278,000	48,455	11/17/59	(300 bp) — Monthly	518
	CMBX NA BBB-.10 Index	(55,015)	237,000	41,309	11/17/59	(300 bp) — Monthly	(13,824)
	CMBX NA BBB-.10 Index	(28,062)	221,000	38,520	11/17/59	(300 bp) — Monthly	10,348
	CMBX NA BBB-.10 Index	(38,410)	161,000	28,062	11/17/59	(300 bp) — Monthly	(10,429)
	CMBX NA BBB-.10 Index	(24,448)	112,000	19,522	11/17/59	(300 bp) — Monthly	(4,983)
	CMBX NA BBB-.10 Index	(23,069)	106,000	18,476	11/17/59	(300 bp) — Monthly	(4,646)
	CMBX NA BBB-.10 Index	(6,246)	49,000	8,541	11/17/59	(300 bp) — Monthly	2,270
	CMBX NA BBB-.10 Index	(4,717)	37,000	6,449	11/17/59	(300 bp) — Monthly	1,714
	CMBX NA BBB-.10 Index	(3,793)	31,000	5,403	11/17/59	(300 bp) — Monthly	1,595
	CMBX NA BBB-.12 Index	(68,500)	205,000	36,900	8/17/61	(300 bp) — Monthly	(32,940)
	CMBX NA BBB-.12 Index	(67,433)	194,000	34,920	8/17/61	(300 bp) — Monthly	(32,610)
	CMBX NA BBB-.12 Index	(13,080)	190,000	34,200	8/17/61	(300 bp) — Monthly	21,025
	CMBX NA BBB-.12 Index	(51,320)	146,000	26,280	8/17/61	(300 bp) — Monthly	(25,113)
	CMBX NA BBB-.12 Index	(240)	4,000	720	8/17/61	(300 bp) — Monthly	478
	CMBX NA BBB-.13 Index	(6,199)	106,000	21,136	12/16/72	(300 bp) — Monthly	14,884
	CMBX NA BBB-.13 Index	(2,546)	50,000	9,970	12/16/72	(300 bp) — Monthly	7,399
	CMBX NA BBB-.13 Index	(1,971)	36,000	7,178	12/16/72	(300 bp) — Monthly	5,189
	CMBX NA BBB-.13 Index	(202)	4,000	798	12/16/72	(300 bp) — Monthly	594
	CMBX NA BBB-.8 Index	(28,028)	202,000	34,885	10/17/57	(300 bp) — Monthly	6,757
	CMBX NA BBB-.8 Index	(31,297)	198,000	34,195	10/17/57	(300 bp) — Monthly	2,799
	CMBX NA BBB-.8 Index	(31,421)	198,000	34,195	10/17/57	(300 bp) — Monthly	2,675
	CMBX NA BBB-.8 Index	(23,031)	173,000	29,877	10/17/57	(300 bp) — Monthly	6,760
	CMBX NA BBB-.8 Index	(21,875)	140,000	24,178	10/17/57	(300 bp) — Monthly	2,233
	CMBX NA BBB-.8 Index	(14,014)	101,000	17,443	10/17/57	(300 bp) — Monthly	3,378
	CMBX NA BBB-.8 Index	(12,452)	87,000	15,025	10/17/57	(300 bp) — Monthly	2,530
	CMBX NA BBB-.8 Index	(9,703)	62,000	10,707	10/17/57	(300 bp) — Monthly	973
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,257	9/17/58	(300 bp) — Monthly	(1,248)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	94,337	11/17/59	(500 bp) — Monthly	55,402
	CMBX NA BB.10 Index	(34,367)	289,000	94,012	11/17/59	(500 bp) — Monthly	59,404
	CMBX NA BB.10 Index	(18,893)	152,000	49,446	11/17/59	(500 bp) — Monthly	30,425
	CMBX NA BB.7 Index	(61,796)	335,000	105,693	1/17/47	(500 bp) — Monthly	43,617
	CMBX NA BB.7 Index	(4,770)	29,000	9,150	1/17/47	(500 bp) — Monthly	4,355
	Goldman Sachs International
	CMBX NA A.6 Index	(13,345)	108,800	10,706	5/11/63	(200 bp) — Monthly	(2,678)
	CMBX NA A.6 Index	(7,995)	65,600	6,455	5/11/63	(200 bp) — Monthly	(1,563)
	CMBX NA A.6 Index	(7,359)	60,000	5,904	5/11/63	(200 bp) — Monthly	(1,477)
	CMBX NA A.6 Index	(4,240)	51,200	5,038	5/11/63	(200 bp) — Monthly	780
	CMBX NA A.6 Index	(5,333)	42,400	4,172	5/11/63	(200 bp) — Monthly	(1,176)
	CMBX NA A.6 Index	(4,747)	39,200	3,857	5/11/63	(200 bp) — Monthly	(903)
	CMBX NA A.6 Index	(4,263)	35,200	3,464	5/11/63	(200 bp) — Monthly	(811)
	CMBX NA A.6 Index	(4,263)	35,200	3,464	5/11/63	(200 bp) — Monthly	(811)
	CMBX NA A.6 Index	(4,246)	34,400	3,385	5/11/63	(200 bp) — Monthly	(873)
	CMBX NA A.6 Index	(4,246)	34,400	3,385	5/11/63	(200 bp) — Monthly	(873)
	CMBX NA A.6 Index	(3,758)	29,600	2,913	5/11/63	(200 bp) — Monthly	(856)
	CMBX NA A.6 Index	(2,934)	24,000	2,362	5/11/63	(200 bp) — Monthly	(581)
	CMBX NA A.6 Index	(2,934)	24,000	2,362	5/11/63	(200 bp) — Monthly	(581)
	CMBX NA A.6 Index	(1,789)	14,400	1,417	5/11/63	(200 bp) — Monthly	(377)
	CMBX NA A.6 Index	(174)	1,600	157	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(163)	1,600	157	5/11/63	(200 bp) — Monthly	(6)
	CMBX NA A.6 Index	(79)	800	79	5/11/63	(200 bp) — Monthly	—
	CMBX NA A.6 Index	(96)	800	79	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA A.6 Index	(86)	800	79	5/11/63	(200 bp) — Monthly	(8)
	CMBX NA BB.6 Index	(1,023)	9,198	3,573	5/11/63	(500 bp) — Monthly	2,543
	CMBX NA BB.7 Index	(26,215)	160,000	50,480	1/17/47	(500 bp) — Monthly	24,132
	CMBX NA BB.7 Index	(18,621)	102,000	32,181	1/17/47	(500 bp) — Monthly	13,475
	CMBX NA BB.7 Index	(19,493)	96,000	30,288	1/17/47	(500 bp) — Monthly	10,715
	CMBX NA BB.7 Index	(10,442)	69,000	21,770	1/17/47	(500 bp) — Monthly	11,270
	CMBX NA BB.8 Index	(69,403)	191,330	71,041	10/17/57	(500 bp) — Monthly	1,478
	CMBX NA BB.8 Index	(69,523)	191,330	71,041	10/17/57	(500 bp) — Monthly	1,359
	CMBX NA BB.8 Index	(65,945)	172,970	64,224	10/17/57	(500 bp) — Monthly	(1,865)
	CMBX NA BB.8 Index	(51,833)	139,149	51,666	10/17/57	(500 bp) — Monthly	(283)
	CMBX NA BB.8 Index	(46,277)	131,419	48,796	10/17/57	(500 bp) — Monthly	2,410
	CMBX NA BB.8 Index	(2,606)	22,225	8,252	10/17/57	(500 bp) — Monthly	5,628
	CMBX NA BBB-.10 Index	(10,061)	46,000	8,018	11/17/59	(300 bp) — Monthly	(2,066)
	CMBX NA BBB-.12 Index	(8,968)	46,000	8,280	8/17/61	(300 bp) — Monthly	(711)
	CMBX NA BBB-.12 Index	(5,404)	16,000	2,880	8/17/61	(300 bp) — Monthly	(2,532)
	CMBX NA BBB-.13 Index	(9,245)	122,000	24,327	12/16/72	(300 bp) — Monthly	15,021
	CMBX NA BBB-.6 Index	(60,768)	200,295	44,564	5/11/63	(300 bp) — Monthly	(16,304)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(11,019)	112,800	11,100	5/11/63	(200 bp) — Monthly	41
	CMBX NA BB.17 Index	(320,235)	654,000	206,337	1/17/47	(500 bp) — Monthly	(114,443)
	CMBX NA BB.8 Index	(52,536)	102,429	38,032	10/17/57	(500 bp) — Monthly	(14,590)
	CMBX NA BBB-.10 Index	(28,119)	223,000	38,869	11/17/59	(300 bp) — Monthly	10,639
	CMBX NA BBB-.11 Index	(7,049)	64,000	10,310	11/18/54	(300 bp) — Monthly	3,229
	CMBX NA BBB-.14 Index	(4,389)	72,000	15,019	12/16/72	(300 bp) — Monthly	10,595
	CMBX NA BBB-.14 Index	(2,535)	15,000	3,129	12/16/72	(300 bp) — Monthly	586
	CMBX NA BBB-.7 Index	(214,338)	913,000	170,640	1/17/47	(300 bp) — Monthly	(44,155)
	CMBX NA BBB-.8 Index	(19,286)	139,000	24,005	10/17/57	(300 bp) — Monthly	4,650
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	90,759	11/17/59	(500 bp) — Monthly	74,651
	CMBX NA BBB-.10 Index	(20,367)	94,000	16,384	11/17/59	(300 bp) — Monthly	(4,030)
	CMBX NA BBB-.7 Index	(32,451)	396,000	74,012	1/17/47	(300 bp) — Monthly	41,363
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	32,708	1/17/47	(300 bp) — Monthly	14,789
	CMBX NA A.6 Index	(7,508)	61,600	6,061	5/11/63	(200 bp) — Monthly	(1,468)
	CMBX NA A.6 Index	(1,458)	12,000	1,181	5/11/63	(200 bp) — Monthly	(281)
	CMBX NA A.6 Index	(388)	3,200	315	5/11/63	(200 bp) — Monthly	(74)
	CMBX NA A.6 Index	(195)	1,600	157	5/11/63	(200 bp) — Monthly	(38)
	CMBX NA A.6 Index	(193)	1,600	157	5/11/63	(200 bp) — Monthly	(36)
	CMBX NA A.6 Index	(86)	800	79	5/11/63	(200 bp) — Monthly	(7)
	CMBX NA A.6 Index	(91)	800	79	5/11/63	(200 bp) — Monthly	(12)
	CMBX NA A.6 Index	(96)	800	79	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA BB.10 Index	(33,114)	141,000	45,867	11/17/59	(500 bp) — Monthly	12,636
	CMBX NA BB.10 Index	(14,683)	140,000	45,542	11/17/59	(500 bp) — Monthly	30,743
	CMBX NA BB.10 Index	(40,703)	134,000	43,590	11/17/59	(500 bp) — Monthly	2,776
	CMBX NA BB.7 Index	(23,127)	115,000	36,283	1/17/47	(500 bp) — Monthly	13,060
	CMBX NA BB.7 Index	(17,547)	91,000	28,711	1/17/47	(500 bp) — Monthly	11,087
	CMBX NA BB.7 Index	(11,040)	59,000	18,615	1/17/47	(500 bp) — Monthly	7,525
	CMBX NA BB.7 Index	(6,055)	30,000	9,465	1/17/47	(500 bp) — Monthly	3,385
	CMBX NA BB.8 Index	(32,587)	90,833	33,726	10/17/57	(500 bp) — Monthly	1,064
	CMBX NA BB.8 Index	(13,755)	37,686	13,993	10/17/57	(500 bp) — Monthly	206
	CMBX NA BB.8 Index	(8,778)	24,158	8,970	10/17/57	(500 bp) — Monthly	172
	CMBX NA BB.8 Index	(7,760)	21,259	7,893	10/17/57	(500 bp) — Monthly	116
	CMBX NA BB.9 Index	(3,952)	65,000	19,026	9/17/58	(500 bp) — Monthly	15,020
	CMBX NA BB.9 Index	(7,997)	53,000	15,513	9/17/58	(500 bp) — Monthly	7,472
	CMBX NA BB.9 Index	(4,238)	31,000	9,074	9/17/58	(500 bp) — Monthly	4,809
	CMBX NA BB.9 Index	(743)	19,000	5,561	9/17/58	(500 bp) — Monthly	4,803
	CMBX NA BB.9 Index	(1,968)	13,000	3,805	9/17/58	(500 bp) — Monthly	1,827
	CMBX NA BB.9 Index	(246)	4,000	1,171	9/17/58	(500 bp) — Monthly	921
	CMBX NA BBB-.10 Index	(51,248)	304,000	52,987	11/17/59	(300 bp) — Monthly	1,587
	CMBX NA BBB-.10 Index	(19,485)	225,000	39,218	11/17/59	(300 bp) — Monthly	19,620
	CMBX NA BBB-.10 Index	(19,495)	158,000	27,539	11/17/59	(300 bp) — Monthly	7,966
	CMBX NA BBB-.10 Index	(17,456)	136,000	23,705	11/17/59	(300 bp) — Monthly	6,181
	CMBX NA BBB-.10 Index	(27,435)	116,000	20,219	11/17/59	(300 bp) — Monthly	(7,275)
	CMBX NA BBB-.10 Index	(24,867)	102,000	17,779	11/17/59	(300 bp) — Monthly	(7,139)
	CMBX NA BBB-.10 Index	(10,907)	86,000	14,990	11/17/59	(300 bp) — Monthly	4,040
	CMBX NA BBB-.10 Index	(8,751)	69,000	12,027	11/17/59	(300 bp) — Monthly	3,241
	CMBX NA BBB-.10 Index	(7,908)	66,000	11,504	11/17/59	(300 bp) — Monthly	3,563
	CMBX NA BBB-.10 Index	(13,546)	59,000	10,284	11/17/59	(300 bp) — Monthly	(3,292)
	CMBX NA BBB-.10 Index	(12,006)	55,000	9,587	11/17/59	(300 bp) — Monthly	(2,447)
	CMBX NA BBB-.10 Index	(4,987)	23,000	4,009	11/17/59	(300 bp) — Monthly	(990)
	CMBX NA BBB-.10 Index	(4,325)	20,000	3,486	11/17/59	(300 bp) — Monthly	(849)
	CMBX NA BBB-.11 Index	(4,681)	15,000	2,417	11/18/54	(300 bp) — Monthly	(2,272)
	CMBX NA BBB-.12 Index	(277)	5,000	900	8/17/61	(300 bp) — Monthly	621
	CMBX NA BBB-.13 Index	(8,074)	131,000	26,121	12/16/72	(300 bp) — Monthly	17,982
	CMBX NA BBB-.14 Index	(19,719)	123,000	25,658	12/16/72	(300 bp) — Monthly	5,878
	CMBX NA BBB-.14 Index	(6,330)	40,000	8,344	12/16/72	(300 bp) — Monthly	1,994
	CMBX NA BBB-.7 Index	(14,539)	229,000	42,800	1/17/47	(300 bp) — Monthly	28,146
	CMBX NA BBB-.8 Index	(22,003)	173,000	29,877	10/17/57	(300 bp) — Monthly	7,787
	CMBX NA BBB-.8 Index	(19,123)	141,000	24,351	10/17/57	(300 bp) — Monthly	5,157
	CMBX NA BBB-.8 Index	(19,211)	141,000	24,351	10/17/57	(300 bp) — Monthly	5,069
	CMBX NA BBB-.8 Index	(16,621)	131,000	22,624	10/17/57	(300 bp) — Monthly	5,938
	CMBX NA BBB-.8 Index	(15,426)	99,000	17,097	10/17/57	(300 bp) — Monthly	1,616
	CMBX NA BBB-.8 Index	(8,987)	58,000	10,017	10/17/57	(300 bp) — Monthly	1,001
	CMBX NA BBB-.8 Index	(8,468)	54,000	9,326	10/17/57	(300 bp) — Monthly	831

Upfront premium received		—			Unrealized appreciation		918,260

Upfront premium (paid)		(2,944,839)			Unrealized (depreciation)		(366,578)

	Total	$(2,944,839)				Total	$551,682
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $184,418,079.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$11,362,599	$67,884,139	$61,028,834	$31,376	$16,772,142

	Total Short-term investments	$11,362,599	$67,884,139	$61,028,834	$31,376	$16,772,142
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $387,776.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,514,446.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $116,906.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,437,223.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $127,383,693 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,653,449 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,514,446 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$45,984	$—	$—
Utilities and power	—	12,275	—

Total common stocks	45,984	12,275	—
Asset-backed securities	—	995,589	—
Convertible bonds and notes	—	7,041,829	—
Corporate bonds and notes	—	38,693,501	—
Foreign government and agency bonds and notes	—	16,719,001	—
Mortgage-backed securities	—	89,460,144	—
Purchased options outstanding	—	542,275	—
Purchased swap options outstanding	—	3,881,078	—
Senior loans	—	5,123,989	—
U.S. government and agency mortgage obligations	—	152,537,751	—
U.S. treasury obligations	—	962,999	—
Warrants	—	—	1
Short-term investments	1,382,000	33,978,031	—

Totals by level	$1,427,984	$349,948,462	$1
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$564,663	$—
Futures contracts	(244,494)	—	—
Written options outstanding	—	(258,750)	—
Written swap options outstanding	—	(8,994,333)	—
Forward premium swap option contracts	—	1,177,062	—
TBA sale commitments	—	(114,715,216)	—
Interest rate swap contracts	—	429,783	—
Total return swap contracts	—	(81,097)	—
Credit default contracts	—	(5,481,797)	—

Totals by level	$(244,494)	$(127,359,685)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$22,500,000
Purchased currency option contracts (contract amount)	$5,200,000
Purchased swap option contracts (contract amount)	$833,800,000
Written TBA commitment option contracts (contract amount)	$22,500,000
Written currency option contracts (contract amount)	$5,200,000
Written swap option contracts (contract amount)	$837,500,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$176,900,000
Centrally cleared interest rate swap contracts (notional)	$608,400,000
OTC total return swap contracts (notional)	$2,100,000
Centrally cleared total return swap contracts (notional)	$18,300,000
OTC credit default contracts (notional)	$68,200,000
Warrants (number of warrants)	30
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com